INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule Of Corporate Income Tax Rate By Jurisdiction
The Corporate income tax rate of significant jurisdictions are as follows:

Tax Rate

Australia	30%
Canada (*)	15%
Germany	28%
Hong Kong	16.5%
Japan	39.6%
Spain	30%
United States (*)	35%

*)	Federal.

Schedule of Deferred Income Taxes
Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2013	2012

Net operating loss carryforward	$44,440	$50,525
Tax credits	6,079	3,080
Share-based compensation costs	248	2,487
Company's capital losses carryforward (1)	20,087	15,630
Bad debt reserve	868	831
Deferred revenues	2,278	1,907
Obsolete inventory Reserve	821	639
Intangible Assets - Patents	1,132	1,200
Other temporary differences	3,186	2,474

Total deferred tax asset before valuation allowance	79,139	78,773
Valuation allowance	(51,561)	(52,530)

Total deferred tax asset	27,578	26,243

Intangible assets acquired	(5,142)	(7,682)

Total deferred tax liability	(5,142)	(7,682)

Net deferred tax asset (2)	$22,436	$18,561

(1)	The Company has capital loss carryforwards resulting mainly from the difference between the reporting currency and the tax basis of the investments in Marketable securities.

(2)	Net deferred tax asset (liability) is recorded in the following balance sheet line items:

Schedule Of Deferred Taxes Recorded In Balance Sheet
Net deferred tax asset (liability) is recorded in the following balance sheet line items:

	December 31,
	2013	2012

Current Assets	$6,939	$3,266

Deferred tax assets	17,927	18,390
Deferred tax liability	(2,430)	(3,095)

Net deferred tax asset	$22,436	$18,561

Changes To Unrecognized Tax Benefits
The changes to unrecognized tax benefits from January 1, 2012 through December 31, 2013, were as follows:

Gross tax liabilities at January 1, 2012	$8,862

Additions based on tax positions related to the current year	6,917
Additions for tax positions of prior years	-
Reductions due to settlements with tax authorities	-
Reductions for positions of prior years	(960)

Gross tax liabilities at December 31, 2012	14,819

Additions based on tax positions related to the current year	5
Additions for tax positions of prior years	5
Reductions due to settlements with tax authorities	(12,552)
Reductions for positions of prior years	(158)

Gross tax liabilities at December 31, 2013	$2,119

Tax Filings Subject To Examination
The following describes the open tax years, by major tax jurisdiction, as of December 31, 2013:

Israel	-	2012 - present
United States	-	2010 - present
Australia	-	2009 - present
Germany	-	2009 - present
Canada	-	2009 - present
Japan	-	2010 - present
Spain	-	2009 - present

Schedule Of Loss Before Taxes On Income
Loss before taxes on income:
	Year ended December 31,
	2013	2012	2011

Domestic	$(14,289)	$(21,890)	$(24,353)
Foreign	8,196	15,047	(23,453)

	$(6,093)	$(6,843)	$(47,806)

Schedule Of Taxes On Income
Taxes on income:

	Year ended December 31,
	2013	2012	2011
Current taxes:
Domestic	$(6,338)	$6,782	$592
Foreign	2,084	780	3,531

	(4,254)	7,562	4,123
Deferred taxes:
Domestic	(140)	(207)	(153)
Foreign	(3,246)	(11,857)	(26)

	(3,386)	(12,064)	(179)

Taxes on income (tax benefit)	$(7,640)	$(4,502)	$3,944

Reconciliation Of Statutory Tax Rate To Effective Tax Rate
The reconciliation from the federal statutory tax rate to the effective tax rate is as follows:

	Year ended December 31,
	2013	2012	2011

Loss before taxes on income	$(6,093)	$(6,843)	$(47,806)

Statutory tax rate	25%	25%	24%

Theoretical tax benefits on the above amount at the Israeli statutory tax rate	$(1,523)	$(1,711)	$(11,473)
Increase in taxes resulting from "Privileged Enterprise" benefits	-	-	3,625
Difference in basis of measurement for tax purpose	1,288	2,984	(947)
Change in valuation allowance, net	(969)	(12,176)	19,151
Non-deductible stock-based compensation	1,485	122	511
Non-deductible expenses	492	257	(1,759)
State deferred taxes	2,363	(400)	(492)
Increase (decrease) in taxes resulting from tax settlement with tax authorities	(8,925)	-	697
Difference in tax rates	(1,667)	4,118	(3,161)
Tax contingencies	(111)	5,929	554
Return to provision	(16)	(3,449)	(2,915)
Pre-paid taxes	-	-	1,001
Others	(57)	(176)	(848)

Actual tax expense (benefit)	$(7,640)	$(4,502)	$3,944